Subsequent Events (Details) (USD $)	3 Months Ended		12 Months Ended		0 Months Ended											0 Months Ended
	Mar. 31, 2014 Operating Partnership (Predecessor)	Mar. 31, 2013 Operating Partnership (Predecessor)	Dec. 31, 2013 Operating Partnership (Predecessor)	Dec. 31, 2012 Operating Partnership (Predecessor)	May 14, 2014 Subsequent event	Apr. 16, 2014 Subsequent event Restricted shares	Apr. 16, 2014 Subsequent event Reimbursements agreement Pittman Hough Farms	May 30, 2014 Subsequent event Farmland Partners Inc. Farm acre	Jun. 12, 2014 Subsequent event Farmland Partners Inc. HFUSI acre	Jul. 01, 2014 Subsequent event Farmland Partners Inc. Morrill, Nebraska row crop farm acre	Jun. 19, 2014 Subsequent event Farmland Partners Inc. Yell County, Arkansas row crop farm Forecast acre	Apr. 16, 2014 Subsequent event Farmland Partners Inc. IPO Common stock	Apr. 16, 2014 Subsequent event Subsidiaries of Operating Partnership Lease agreements Astoria Farms and Hough Farms grainstorage farm	Apr. 16, 2014 Subsequent event Operating Partnership	Apr. 16, 2014 Subsequent event Operating Partnership Loan Agreement	Apr. 16, 2014 Subsequent event Operating Partnership Advances Pittman Hough Farms	Apr. 16, 2014 Subsequent event Operating Partnership IPO and related formation transaction costs advanced or incurred on behalf of Company Pittman Hough Farms	Apr. 16, 2014 Subsequent event Operating Partnership Guarantee of obligations Mr. Pittman and Jessie J. Hough Loan Agreement	Jun. 23, 2014 Subsequent event FPI Burlington LLC Lease agreements
Subsequent Events
Number of farms for which leases entered													36
Number of grain storage facilities for which leases entered													3
Common stock issued (in shares)												3,800,000
Share price (in dollars per share)												$ 14.00
Gross proceeds from the IPO												$ 53,200,000
Aggregate net proceeds after deducting the underwriting discount and commissions and expenses payable												48,000,000
Repayment of outstanding indebtedness														12,000,000		766,000
Reimbursement of accrued expenses																	55,000
Reduction for accrued interest	(304,647)	100,197	154,795	24,244			78,603
Net amount							540,474
Shares issued (in shares)						214,283
Aggregate grant date fair value of shares issued						3,000,000
Aggregate principal amount of loan															30,800,000			11,000,000
Area of farm								3,171	12,500	640	1,250
Aggregate purchase price								7,640,000	24,500,000		4,600,000
Aggregate cash purchase price										1,000,000
Acquisition costs			257	14,539					43,842
Aggregate annual rent																			$ 1,245,507
Cash dividend declared (in dollars per share)					$ 0.105